Note Debt Securities Held-to-maturity (Debt securities held-to-maturity-Additional Information) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 101,575	$ 107,019
Obligations of Puerto Rico, States and political subdivisions | Munis Payable From Real and Personal Property Taxes
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	45,000
Obligations of Puerto Rico, States and political subdivisions | Munis Not Guaranteed By Puerto Rico Central Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 45,000

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.